Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 2,057	$ 2,576	$ 5,161	$ 5,225
Cost of Revenues	390	856	1,180	1,653
Gross Profit	1,667	1,720	3,981	3,572
Operating Expenses
Research and development	2,051	2,482	4,033	4,576
Sales and marketing	1,241	754	2,357	1,924
General and administrative	4,236	5,294	9,850	12,658
Acquisition-related costs	523	137	687	252
Transaction costs	43		1,443
Impairment of goodwill		2,030		2,030
Amortization of intangibles	230	396	450	743
Total Operating Expenses	8,324	11,093	18,820	22,183
Loss from Operations	(6,657)	(9,373)	(14,839)	(18,611)
Other Income (Expense)
Interest (expense)/income, net	(1,756)	168	(3,481)	169
Loss on exchange of debt for equity						$ (30)
Benefit for valuation allowance on related party loan – held for sale						7,345
Other income/(expense), net	1,183	15	1,212	(28)
Gain on related party loan – held for sale						49,817
Unrealized gain/(loss) on equity securities	(92)	247	(58)	(1,256)
Total Other (Expense) Income	(665)	430	(2,327)	(1,115)
Net Loss from Continuing Operations, before tax	(7,322)	(8,943)	(17,166)	(19,726)
Income tax benefit/(expense)	(7)	(22)	(2,485)	(22)
Net Loss from Continuing Operations	(7,329)	(8,965)	(19,651)	(19,748)
Loss from Discontinued Operations, Net of Tax		(11,365)	(4,856)	(12,139)
Net Loss	(7,329)	(20,330)	(24,507)	(31,887)	(66,304)	(70,130)
Net Loss Attributable to Non-controlling Interest	(363)	(458)	(667)	(804)
Net Loss Attributable to Stockholders of Inpixon	(6,966)	(19,872)	(23,840)	(31,083)
Net Loss Attributable to Common Stockholders	$ (6,966)	$ (24,857)	$ (23,840)	$ (42,219)
Net Loss Per Share – Basic and Diluted
Continuing Operations Basic (in Dollars per share)	$ (0.19)	$ (6.99)	$ (0.92)	$ (14.9)
Discontinued Operations Basic (in Dollars per share)		(5.88)	(0.24)	(6.01)
Net Loss Per Share – Basic (in Dollars per share)	$ (0.19)	$ (12.87)	$ (1.16)	$ (20.91)
Weighted Average Shares Outstanding
Weighted Average Shares Outstanding Basic (in Shares)	37,442,387	1,931,535	20,600,208	2,018,295
Series 7 Preferred Stock
Other Income (Expense)
Accretion of Series				$ (4,555)
Series 8 Preferred Stock
Other Income (Expense)
Accretion of Series		(6,237)		(6,785)
Deemed dividend for the modification related to Series 8 Preferred Stock				(2,627)
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock				1,469
Amortization premium-modification related to Series 8 Preferred Stock		$ 1,252		$ 1,362
Previously Reported
Revenues					10,948	9,627
Cost of Revenues					3,425	2,728
Gross Profit					7,523	6,899
Operating Expenses
Research and development					8,338	7,417
Sales and marketing					3,876	3,498
General and administrative					15,520	20,871
Acquisition-related costs					410	620
Impairment of goodwill and intangibles					6,659	2,893
Amortization of intangibles					1,526	1,421
Total Operating Expenses					36,329	36,720
Loss from Operations					(28,806)	(29,821)
Other Income (Expense)
Interest (expense)/income, net					(677)	1,182
Loss on exchange of debt for equity						(30)
Benefit for valuation allowance on related party loan – held for sale						7,345
Other income/(expense), net					693	(47)
Gain on related party loan – held for sale						49,817
Unrealized gain/(loss) on equity securities					(7,904)	(57,067)
Unrealized loss on equity method investment					(1,784)
Total Other (Expense) Income					(9,672)	1,200
Net Loss from Continuing Operations, before tax					(38,478)	(28,621)
Income tax benefit/(expense)					249	(3,789)
Net Loss from Continuing Operations					(38,229)	(32,410)
Loss from Discontinued Operations, Net of Tax					(28,075)	(37,720)
Net Loss					(66,304)	(70,130)
Net Loss Attributable to Non-controlling Interest					(2,910)	(975)
Net Loss Attributable to Stockholders of Inpixon					(63,394)	(69,155)
Net Loss Attributable to Common Stockholders					$ (79,570)	$ (77,316)
Net Loss Per Share – Basic and Diluted
Continuing Operations Basic (in Dollars per share)					$ (22.08)	$ (26.21)
Discontinued Operations Basic (in Dollars per share)					(12.04)	(24.97)
Net Loss Per Share – Basic (in Dollars per share)					$ (34.12)	$ (51.18)
Weighted Average Shares Outstanding
Weighted Average Shares Outstanding Basic (in Shares)					2,332,041	1,510,678
Previously Reported | Series 7 Preferred Stock
Other Income (Expense)
Accretion of Series					$ (4,555)	$ (8,161)
Previously Reported | Series 8 Preferred Stock
Other Income (Expense)
Accretion of Series					(13,090)
Deemed dividend for the modification related to Series 8 Preferred Stock					(2,627)
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock					1,469
Amortization premium-modification related to Series 8 Preferred Stock					$ 2,627